Financial risk management (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Foreign exchange variation	$ (3,540)	$ 1,523	$ (4,421)	$ 2,320
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	62,660		62,660		$ 65,138
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			7,159
Exports affecting the statement of income			(5,362)
Principal repayments / amortization			(4,275)
Nominal value of hedging instrument (finance debt and lease liability)	80,571		80,571
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated	348,322		348,322		$ 315,350
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			36,488
Exports affecting the statement of income			(27,001)
Principal repayments / amortization			(21,881)
Foreign exchange variation			45,366
Nominal value of hedging instrument (finance debt and lease liability)	$ 447,888		$ 447,888